Note 14 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Statement Line Items [Line Items]
Disclosure of detailed information about financial instruments [text block]
	2019	2018
	USD	USD
Cash	61,075	14,741
Accounts receivable	613,127	660,704
Accounts payable	61,885	189,586
Accrued liabilities	-	23,882